Trade payable, accruals, other payables and provisions	12 Months Ended
Dec. 31, 2025
Trade payable, accruals, other payables and provisions [Abstract]
Trade payable, accruals, other payables and provisions
23	Trade payable, accruals, other payables and provisions

	2024	2025
	RMB’000	RMB’000
Trade payables	48,373	34,748
Accrued employee benefits	18,385	17,505
Accrued operating expenses	14,829	15,848
Accrued professional service fees	6,249	6,419
Deposits received	376	428
Duty and tax payable other than corporate income tax	1,050	1,614
Other payables to suppliers of plant and equipment	208	217
Others	2,050	381
	91,520	77,160

The carrying amounts of trade and other payables are denominated in RMB. The carrying amounts approximate their fair values due to their short-term maturities.